Stockholders Equity and Mezzanine Equity - Common Stock (Details) - $ / shares	Aug. 05, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized		110,000,000	110,000,000
Common stock, issued		3,187,500	3,187,500
Common stock, outstanding		3,187,500	3,187,500
Wag Labs, Inc.
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized		77,808,512	43,763,126	43,763,126
Common stock, issued		6,317,897	6,297,398	5,629,095
Common stock, outstanding		6,317,897	6,297,398	5,629,095